INVESTMENTS - Short-Term Investments (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVESTMENTS
Wealth management products	¥ 287,711,617	$ 40,523,334	¥ 156,031,572
Time deposits	130,000,000	18,310,117	30,000,000
Total	¥ 417,711,617	$ 58,833,451	¥ 186,031,572